Investment Objectives and Goals - Prospector Focused Large Cap Fund	Oct. 24, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PROSPECTOR FOCUSED LARGE CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Prospector Focused Large Cap Fund (the “Fund”) is capital appreciation.